Segment information - Business Groups	6 Months Ended
Jun. 30, 2024
Disclosure of operating segments [abstract]
Segment information - Business Groups

2.Segment information - Business Groups

Second Quarter	Beauty & Wellbeing	Personal Care	Home Care	Nutrition	Ice Cream	Total
Turnover (€ million)
2023	3,143	3,519	3,057	3,260	2,760	15,739
2024	3,343	3,531	3,113	3,289	2,815	16,091
Change (%)	6.3	0.3	1.8	0.9	2.0	2.2

First Half	Beauty & Wellbeing	Personal Care	Home Care	Nutrition	Ice Cream	Total
Turnover (€ million)
2023	6,225	6,911	6,205	6,601	4,486	30,428
2024	6,539	6,953	6,328	6,687	4,610	31,117
Change (%)	5.1	0.6	2.0	1.3	2.8	2.3

Operating profit (€ million)
2023	1,237	1,691	731	1,213	644	5,516
2024	1,269	1,696	963	1,423	597	5,948
Underlying operating profit (€ million)
2023	1,179	1,381	763	1,214	671	5,208
2024	1,305	1,601	1,031	1,491	672	6,100
Turnover growth is made up of distinct individual growth components namely underlying sales, currency impact, acquisitions and disposals. Turnover growth is arrived at by multiplying these individual components on a compounded basis as there is a currency impact on each of the other components. Accordingly, turnover growth is more than just the sum of the individual components.
Underlying operating profit represents our measure of segment profit or loss as it is the primary measure used for the purpose of making decisions about allocating resources and assessing performance of segments.